Right-of-Use Assets	6 Months Ended
Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
10. Right-of-use assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at December 31, 2023	971,033	45	168	6,765	978,011
Additions	95,374	102	—	2,654	98,130
Disposals	(27,592)	(2)	—	(970)	(28,564)
Exchange differences	15,434	—	—	(11)	15,423
Historical cost at June 30, 2024	1,054,249	145	168	8,438	1,063,000

Accumulated amortization at December 31, 2023	(440,434)	(15)	(150)	(3,460)	(444,059)
Amortization	(71,076)	(14)	(17)	(1,082)	(72,189)
Impairment	(3,036)	—	—	—	(3,036)
Disposals	23,593	1	—	664	24,258
Exchange differences	(6,803)	—	—	5	(6,798)
Accumulated amortization at June 30, 2024	(497,756)	(28)	(167)	(3,873)	(501,824)

Carrying amount at:
December 31, 2023	530,599	30	18	3,305	533,952
June 30, 2024	556,493	117	1	4,565	561,176

The Group leases various retail stores, warehouses, equipment and vehicles. Lease contracts are typically made for fixed periods of 1 year to 15 years and may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other right-of-use assets mainly include vehicles.
For the six months ended June 30, 2024 impairments were recognized for an amount of €3,036 thousand primarily related to leased stores in Europe and Unites States that are part of the Thom Browne segment, to leased stores in Greater China Region and South Korea that are part of the Tom Ford Fashion segment, and to a leased store in Greater China Region that is part of the Zegna segment. For the six months ended June 30, 2023 no impairments were recognized.